Current and Deferred Income Tax and Social Contribution	12 Months Ended
Dec. 31, 2023
Current and Deferred Income Tax and Social Contribution
Current and Deferred Income Tax and Social Contribution
23. Current and Deferred Income Tax and Social Contribution

a. Reconciliation of income tax and social contribution

The reconciliation of income tax and social contribution expense is as follows:

	As of December 31, 2023	As of December 31, 2022	As of December 31, 2021
Loss before income tax and social contribution for the year	(119,705)	(105,687)	(155,843)
Nominal statutory rate of income tax and social contribution	34%	34%	34%
IRPJ and CSLL calculated at the nominal rates	40,700	35,934	52,987
Share of loss equity-accounted investees	(6,343)	(1,534)	-
Permanent additions	1,981	(8,292)	(7,265)
Additional IRPJ	-	-	24
Difference in presumed profit rate of subsidiary	362	3,617	-
Tax Contingencies IRPJ and CSLL	27	23,703	-
Impairment write-off on tax loss carryforward	-	(2,314)	(8,657)
Total IRPJ and CSLL	36,727	51,114	37,089
Current IRPJ and CSLL in the result	331	10,668	(11,297)
Deferred IRPJ and CSLL in the result	36,396	40,446	48,386
	36,727	51,114	37,089
Effective tax rate of Income and social contribution tax benefit	31%	48%	24%

b. Deferred taxes

Changes in deferred income tax and social contribution assets and liabilities are as follows:

  December 31, 2023
	As of December 31, 2022	Deferred tax on business combination	Effect on profit and loss	As of December 31, 2023
Income tax/social contribution:
Income tax and social contribution losses carryforwards (ii)	422,240	-	172,121	594,361
Temporary Differences:
Impairment losses on trade receivables	20,472	-	7,540	28,012
Provision for obsolete inventories	3,346	-	(247)	3,099
Imputed interest on suppliers	(5,548)	-	4,342	(1,206)
Provision for risks of tax, civil and labor losses	20,445	-	(31,382)	(10,937)
Refund liabilities and right to returned goods	15,818	-	(7,397)	8,421
Right of use assets	50,531	-	(19,230)	31,301
Lease Liabilities	(42,595)	-	16,911	(25,684)
Fair value adjustments on business combination and goodwill amortization (i)	(358,454)	(1,794)	(110,094)	(470,342)
Other temporary difference	44,596	-	3,832	48,428
Deferred Assets, net	170,851	(1,794)	36,396	205,453

(i)	Goodwill and fair value adjustments on business combination comprise three components, being (i) goodwill and fair value adjustment of prior business combination by Somos; (ii) amortization of fair value adjustment related to acquisition of the company; and (iii) deductibility of the acquisition goodwill for tax purposes as allowed by tax law.
(ii)	The Company’s income tax and social contribution loss carryforwards are primarily the result of tax amortization of goodwill and the amortization of certain intangibles recognized related to the business combination in 2018. In accordance with Brazilian tax regulation, tax loss carryforwards have a limitation for use of 30% of taxable profit generated in each year and do not expire. The tax benefit is expected to be realized over an estimated 6-year period beginning in 2026.

ii. December 31, 2022 and 2021

Changes in deferred income tax and social contribution assets and liabilities are as follows:

	As of December 31, 2021	Effect on profit (loss)	As of December 31, 2022
Income tax/social contribution:
Income tax and social contribution losses carryforwards	307,319	114,921	422,240
Temporary Differences:
Impairment losses on trade receivables	13,010	7,462	20,472
Provision for obsolete inventories	(1,262)	4,608	3,346
Imputed interest on suppliers	(2,157)	(3,391)	(5,548)
Provision for risks of tax, civil and labor losses	20,025	420	20,445
Refund liabilities and right to returned goods	9,470	6,348	15,818
Lease Liabilities	6,660	1,276	7,936
Fair value adjustments on business combination and goodwill amortization (i)	(248,628)	(109,826)	(358,454)
Other temporary difference	25,968	18,628	44,596
Deferred Assets, net	130,405	40,446	170,851

(i)	Goodwill and fair value adjustments on business combination comprise three components, being (i) goodwill and fair value adjustment of prior business combination by predecessor Somos Anglo; (ii) amortization of fair value adjustment related to acquisition of the predecessor Somos Anglo by the successor Vasta; and (iii) deductibility of the acquisition goodwill for tax purpose allowed by tax law.